Supplement to the
Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF
November 29, 2017
Prospectus

Effective January 25, 2018, Fidelity® MSCI Real Estate Index ETF changed its classification from a non-diversified fund to a diversified fund.

Effective December 1, 2018, Fidelity® MSCI Telecommunication Services Index ETF is renamed Fidelity® MSCI Communication Services Index ETF.

Effective December 1, 2018, Fidelity® MSCI Telecommunication Services Index ETF compares its performance to the MSCI USA IMI Communication Services 25/50 Index.

Effective December 1, 2018, the following information replaces the similar information for Fidelity® MSCI Telecommunication Services Index ETF found in the “Fund Summary” section under the heading “Investment Objective”.

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Communication Services 25/50 Index.

Effective December 1, 2018, the following information replaces the similar information for Fidelity® MSCI Telecommunication Services Index ETF found in the “Fund Summary” section under the heading “Principal Investment Strategies”.

Investing at least 80% of assets in securities included in the fund’s underlying index. The fund’s underlying index is the MSCI USA IMI Communication Services 25/50 Index, which consists of U.S. companies that are classified in the communication services sector in the U.S. equity market.

Effective December 1, 2018, the following information replaces the similar information for Fidelity® MSCI Telecommunication Services Index ETF found in the “Fund Basics” section under the heading “Investment Objective”.

The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Communication Services 25/50 Index.

Effective December 1, 2018, all references to MSCI USA IMI Telecommunication Services 25/50 Index will be to MSCI USA IMI Communication Services 25/50 Index in the “Fund Basics” section under the heading “Principal Investment Strategies”.

EXT-18-03 1.9858004.110	June 22, 2018